Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 43.7%
Al Rajhi Bank	5,764,585	$105,751,049
Alinma Bank	3,516,529	22,597,451
Bank AlBilad	1,792,008	11,353,103
Bank Al-Jazira	1,980,761	7,700,480
Banque Saudi Fransi	2,119,724	22,636,539
National Commercial Bank	5,667,284	82,356,841
Riyad Bank	5,181,895	36,615,307
Samba Financial Group	3,774,741	35,227,628
Saudi British Bank (The)	1,097,731	11,298,257

		335,536,655

Building Products — 0.1%
Saudi Ceramic Co.(a)	203,995	1,013,896

Chemicals — 23.7%
Advanced Petrochemical Co.	479,468	7,095,464
Alujain Corp.(a)	216,835	1,155,189
National Industrialization Co.(a)	1,621,217	7,028,941
Sahara International Petrochemical Co.	1,828,730	10,434,979
Saudi Arabian Fertilizer Co.	844,132	17,871,420
Saudi Basic Industries Corp.	3,498,217	104,283,776
Saudi Industrial Investment Group	1,089,988	6,975,272
Saudi Kayan Petrochemical Co.(a)	3,233,932	10,106,172
Yanbu National Petrochemical Co.	1,014,809	17,209,555

		182,160,768

Construction Materials — 3.6%
Arabian Cement Co./Saudi Arabia	283,087	1,936,134
City Cement Co.	564,009	1,852,785
Eastern Province Cement Co.	259,999	1,941,145
Najran Cement Co.(a)	551,066	1,176,967
Northern Region Cement Co.(a)	567,231	1,306,778
Qassim Cement Co. (The)	244,767	2,858,612
Saudi Cement Co.	379,767	6,409,869
Southern Province Cement Co.	329,427	4,207,488
Yamama Cement Co.(a)	564,377	2,555,260
Yanbu Cement Co.	415,545	3,318,510

		27,563,548

Diversified Financial Services — 0.1%
Aseer Trading Tourism & Manufacturing Co.(a)	432,923	988,127

Diversified Telecommunication Services — 4.5%
Saudi Telecom Co.	1,275,343	34,210,009

Electric Utilities — 2.3%
Saudi Electricity Co.	4,003,938	17,188,636

Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	228,136	4,714,371

Food Products — 4.4%
Almarai Co. JSC	1,254,733	17,062,776
Halwani Brothers Co.	84,003	824,272
National Agriculture Development Co. (The)(a)	243,060	1,502,295
Saudia Dairy & Foodstuff Co.	88,806	2,746,809
Savola Group (The)	1,276,695	11,370,036

		33,506,188

Gas Utilities — 0.2%
National Gas & Industrialization Co.	218,149	1,692,678

Security	Shares	Value

Health Care Providers & Services — 1.9%
Al Hammadi Co. for Development and Investment(a)	329,205	$1,975,046
Dallah Healthcare Co.	169,335	2,250,817
Middle East Healthcare Co.	194,476	1,358,612
Mouwasat Medical Services Co.	248,357	5,642,144
National Medical Care Co.	134,147	1,978,037
Saudi Chemical Co.	186,344	1,535,331

		14,739,987

Hotels, Restaurants & Leisure — 1.5%
Dur Hospitality Co.	234,413	1,063,823
Herfy Food Services Co.	135,699	1,946,647
Leejam Sports Co. JSC	24,873	472,874
Saudi Airlines Catering Co.	205,412	4,567,937
Seera Group Holding(a)	762,899	3,462,221

		11,513,502

Insurance — 1.5%
Al Rajhi Co for Cooperative Insurance(a)	104,702	1,454,524
Bupa Arabia for Cooperative Insurance Co.	186,719	4,381,264
Co for Cooperative Insurance (The)(a)	311,762	5,760,824

		11,596,612

Media — 0.6%
Saudi Research & Marketing Group(a)	185,681	4,703,480

Metals & Mining — 3.2%
Saudi Arabian Mining Co.(a)	1,949,472	24,820,960

Oil, Gas & Consumable Fuels — 0.8%
Aldrees Petroleum and Transport Services Co.	53,330	494,856
Rabigh Refining & Petrochemical Co.	1,098,269	5,558,187

		6,053,043

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	327,349	2,234,494

Real Estate Management & Development — 2.1%
Arriyadh Development Co.	503,529	1,944,112
Dar Al Arkan Real Estate Development Co.	2,632,622	7,089,867
Emaar Economic City(a)	2,113,925	5,101,130
Saudi Real Estate Co.	555,037	1,743,393

		15,878,502

Road & Rail — 0.4%
Saudi Public Transport Co.(a)	378,005	1,229,661
United International Transportation Co.	213,583	1,879,355

		3,109,016

Specialty Retail — 2.4%
Fawaz Abdulaziz Al Hokair & Co.(a)	412,863	2,333,834
Jarir Marketing Co.	285,597	12,717,400
Saudi Co. For Hardware CJSC	80,136	1,335,475
United Electronics Co.	118,662	2,132,553

		18,519,262

Wireless Telecommunication Services — 2.0%
Etihad Etisalat Co.(a)	1,851,205	10,849,517

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Mobile Telecommunications Co.(a)	1,428,043	$4,081,918

		14,931,435

Total Common Stocks — 99.9% (Cost: $757,119,109)		766,675,169

Total Investments in Securities — 99.9% (Cost: $757,119,109)		766,675,169

Other Assets, Less Liabilities — 0.1%		959,852

Net Assets — 100.0%		$767,635,021

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	940,172	(940,172)	—	$—	$2,514	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$766,675,169	$—	$—	$766,675,169

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